JOHCM EMERGING MARKETS OPPORTUNITIES FUND

Institutional Shares (TICKER: JOEMX)

Class I Shares (TICKER: JOEIX)

Class II Shares (TICKER: JOEAX)

JOHCM GLOBAL EQUITY FUND

Institutional Shares (TICKER: JOGIX)

Class I Shares (Ticker: JOGEX)

Class II Shares (Ticker: JOGAX)

JOHCM INTERNATIONAL SELECT FUND

Class I Shares (TICKER: JOHIX)

Class II Shares (TICKER: JOHAX)

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

Institutional Shares (Ticker: JOSMX)

Class I Shares (Ticker: JOISX)

Class II Shares (Ticker: JOSAX)

JOHCM ASIA EX-JAPAN EQUITY FUND

Institutional Shares (TICKER: JOAMX)

Class I Shares (TICKER: JOAIX)

Class II Shares (TICKER: JOAAX)

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

Institutional Shares (TICKER: JOMMX)

Class I Shares (TICKER: JOMEX)

Class II Shares (TICKER:            ) Not currently offered

Class III Shares (TICKER:            ) Not currently offered

JOHCM US SMALL MID CAP EQUITY FUND

Institutional Shares (TICKER: JODMX)

Class I Shares (Ticker: JODIX)

Class II Shares (TICKER:            ) Not currently offered

Class III Shares (TICKER:            ) Not currently offered

PROSPECTUS DATED JANUARY 28, 2016

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

JOHCM Emerging Markets Opportunities Fund

JOHCM Global Equity Fund

JOHCM International Select Fund

JOHCM International Small Cap Equity Fund

JOHCM Asia Ex-Japan Equity Fund

JOHCM US Small Mid Cap Equity Fund

JOHCM Emerging Markets Small Mid Cap Equity Fund

Series of the Advisers Investment Trust

FUND SUMMARY

JOHCM Emerging Markets Opportunities Fund

Investment Objective

The investment objective of the JOHCM Emerging Markets Opportunities Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.05%	1.05%	1.05%
Distribution (Rule 12b-1) fees	None	0.10%	0.25%
Other Expenses	0.33%	0.34%	0.36%
Total Annual Fund Operating Expenses	1.38%	1.49%	1.66%
Fee Waivers and Reimbursements[1]	(0.09%)	(0.10%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.29%	1.39%	1.54%

[1]

JO Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.29%, 1.39% and 1.54% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 28, 2017. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 Year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$131	$428	$747	$1,650
Class I Shares	$142	$461	$804	$1,771
Class II Shares	$157	$512	$891	$1,955

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 61.86% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal conditions, at least 80% of its assets in equity securities of companies listed in, or whose principal business activities are located in, emerging markets. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities include common and preferred stocks, rights and warrants. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics. The Fund may invest in emerging market companies of any size, including small and mid-capitalization companies in order to achieve its objective.

The Fund may also invest up to 5% of its assets in frontier markets, which are generally smaller, less liquid and less developed than emerging markets. In addition, the Fund may invest in participatory notes. Participatory notes (commonly known as “P-notes”) are instruments issued by registered foreign institutional investors, usually non-U.S. based foreign brokers and domestic institutional brokers, to overseas investors who wish to invest in the Indian stock market without themselves registering with the Securities and Exchange Board of India.

The Fund’s investment style can be considered as growth at a reasonable price (GARP). GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund employs a combination of top-down and bottom-up research to assess potential investments in the Fund. The Adviser seeks to invest in companies that possess attractive fundamentals (for example, a company’s revenues, earnings or management) and fit with the Adviser’s top-down country views within the emerging markets.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. Since it primarily purchases equity securities, the Fund is subject to the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

Participatory Notes Risk. P-notes, in which the Fund may invest, represent interest in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on emerging market stocks.

Performance Information

The Fund commenced operations upon the reorganization of the JOHCM Emerging Markets Opportunities Fund, a series of the Scotia Institutional Funds (formerly DundeeWealth Trust) (the “Predecessor Fund”), into the Fund. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund.

The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Predecessor Fund for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Class Shares only and will vary from the after-tax returns for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Return – Institutional Class Shares for year ended December 31

Best Quarter:	12/31/13	7.61%
Worst Quarter:	09/30/15	(17.04)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2015 was 3.19%.

Average Annual Total Returns for the Periods Ended December 31, 2015

	1 Year	Since Inception*
Institutional Class Shares – Before Taxes	(8.80)%	(0.22)%
Institutional Class Shares – After Taxes on Distributions	(10.79)%	(1.42)%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	(4.51)%	(0.52)%

Morgan Stanley Capital International Emerging Markets NR Index (reflects no deductions for fees, expenses or taxes)	(14.91)%	(4.23)%

Class I – Before Taxes	(8.90)%	(0.26)%
Class II – Before Taxes	(8.91)%	(0.39)%

*	The Institutional Class Shares and Class I Shares of the JOHCM Emerging Markets Opportunities Fund commenced operations on November 20, 2012. Class II Shares commenced operations on December 17, 2013. Historical performance for Class II Shares prior to its inception is based on the performance of Class I Shares, the share class most similar to Class II. The performance of Class II Shares has been adjusted to reflect differences in expenses.

Portfolio Management

Investment Adviser

The Fund’s adviser is JO Hambro Capital Management Limited.

Portfolio Managers

James Syme, CFA Senior Fund Manager Length of Service: Since 2013	Paul Wimborne Senior Fund Manager Length of Service: Since 2013

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Class I	Class II
$1,000,000	No minimum	No minimum

There is no minimum for additional investments

To Buy or Sell Shares: JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

JOHCM Global Equity Fund

(The Fund is offered on a limited basis only. Refer to “How to Purchase Shares – Information Regarding Purchases of the JOHCM Global Equity Fund” on page 44 for more information.)

Investment Objective

The investment objective of the JOHCM Global Equity Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.95%	0.95%	0.95%
Distribution (Rule 12b-1) fees	None	0.10%	0.25%
Other Expenses	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	1.11%	1.21%	1.36%
Fee Waivers and Reimbursements[1]	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.08%	1.18%	1.33%

[1]

JO Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.08%, 1.18% and 1.33% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 28, 2017. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 Year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$110	$350	$609	$1,349
Class I Shares	$120	$381	$662	$1,463
Class II Shares	$135	$428	$742	$1,632

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 87.14% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of U.S. and foreign companies. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities consist of common and preferred stock, rights and warrants. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. The Fund normally will invest in at least three countries (one of which may be the United States) with at least 40% of its assets invested in countries other than the U.S. However, the Fund may invest at least 30% of its assets outside the U.S. when market conditions are unfavorable. Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may invest in U.S and foreign companies of any size, including small and mid-capitalization companies.

The Adviser seeks to identify and make investments in U.S. and foreign companies based on a multi-dimensional investment process, considering a number of factors, including growth, valuation, size, momentum and beta. Beta measures the volatility of a stock relative to the overall market. The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges. The Fund seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Predecessor Fund for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Class Shares only and will vary from the after-tax returns for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Return – Institutional Class Shares for year ended December 31

Best Quarter:	03/31/15	8.37%
Worst Quarter:	09/30/15	(14.28)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2015 was 2.45%.

Average Annual Total Returns for the Periods Ended December 31, 2015

	1 Year	Since Inception*
Institutional Class Shares – Before Taxes	(7.89)%	8.70%
Institutional Class Shares – After Taxes on Distributions	(7.90)%	8.64%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	(4.46)%	6.73%

Morgan Stanley Capital International ACWI Index (reflects no deductions for fees, expenses or taxes)	(2.36)%	6.17%

Class I – Before Taxes	(7.97)%	8.62%

*	The Institutional Class Shares and Class I Shares of the JOHCM Global Equity Fund commenced operations on March 22, 2013. Class II Shares have not commenced operations.

Portfolio Management

Investment Adviser

The Fund’s adviser is JO Hambro Capital Management Limited.

Portfolio Managers

Christopher J.D. Lees, CFA Senior Fund Manager Length of Service: Since 2013	Nudgem Richyal, CFA Fund Manager Length of Service: Since 2013

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Class I	Class II
$1,000,000	No minimum	No minimum

There is no minimum for additional investments

To Buy or Sell Shares: JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

JOHCM International Select Fund

(The Fund is offered on a limited basis only. Refer to “How to Purchase Shares – Information Regarding Purchases of the JOHCM International Select Fund” on page 44 for more information.)

Investment Objective

The investment objective of the JOHCM International Select Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.89%	0.89%
Distribution (Rule 12b-1) fees	None	0.25%
Other Expenses[1]	0.15%	0.18%
Total Annual Fund Operating Expenses	1.04%	1.32%
Fee Waivers and Reimbursements[2]	(0.00%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.04%	1.30%

[1]	“Total Other Expenses” have been restated to reflect current fees.
[2]

JO Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation, and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.05% and 1.30% for Class I Shares and Class II Shares, respectively, until January 28, 2017. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation, and indemnification expenses , expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated at any time by the Board of Trustees and will terminate automatically upon termination of the Investment Management Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 Year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Class I Shares	$106	$331	$574	$1,271
Class II Shares	$132	$416	$722	$1,588

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.86% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal market conditions, primarily in equity securities of companies headquartered outside the United States, including those in emerging market countries. Shareholders will be given 60 days’ advance notice of any change to this policy. The Fund may invest in foreign companies of any size, including small and mid-capitalization companies, in order to achieve its objective. Equity securities include common and preferred stocks, rights and warrants.

The Adviser seeks to identify and make investments in U.S. and foreign companies based on a multi-dimensional investment process, considering a number of factors, including growth, valuation, size, momentum and beta. Beta measures the volatility of a stock relative to the overall market. The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges. The Fund seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on international stocks.

Performance Information

The Fund commenced operations upon the reorganization of the JOHCM International Select Fund, a series of the Scotia Institutional Funds (formerly DundeeWealth Trust) (the “Predecessor Fund”), into the Fund. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund.

The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Predecessor Fund for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I only and will vary for Class II Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Return – Class I for years ended December 31

Best Quarter:	9/30/10	20.80%
Worst Quarter:	9/30/11	(21.01)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2015 was 2.22%.

Average Annual Total Returns for the Periods Ended December 31, 2015

	1 Year	5 Year	Since Inception*
Class I Shares – Before Taxes	(4.05)%	6.46%	10.56%
Class I Shares – After Taxes on Distributions	(4.08)%	6.24%	10.37%
Class I Shares – After Taxes on Distributions and Sale of Fund Shares	(2.16)%	5.13%	8.59%

Morgan Stanley Capital International EAFE Index (reflects no deductions for fees, expenses or taxes)	(0.82)%	3.60%	6.28%

Class II – Before Taxes	(4.30)%	6.21	10.34%

*	While Class I Shares of the JOHCM International Select Fund commenced operations on July 29, 2009, Class I Shares began investing consistent with its investment objective on July 30, 2009. Class II Shares commenced operations on March 31, 2010. Historical performance for Class II Shares prior to its inceptions is based on the performance of Class I Shares. The performance of Class II Shares has been adjusted to reflect differences in expenses.

Portfolio Management

Investment Adviser

The Fund’s adviser is JO Hambro Capital Management Limited.

Portfolio Managers

Christopher J.D. Lees, CFA Senior Fund Manager Length of Service: Since 2008	Nudgem Richyal, CFA Fund Manager Length of Service: Since 2008

Buying and Selling Fund Shares

Minimum Initial Investment

Class I	Class II
No minimum	No minimum

There is no minimum for additional investments

To Buy or Sell Shares: JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw money from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

JOHCM International Small Cap Equity Fund

Investment Objective

The investment objective of the JOHCM International Small Cap Equity Fund is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.05%	1.05%	1.05%
Distribution (Rule 12b-1) fees	None	0.10%	0.25%
Other Expenses	0.23%	0.24%	0.26%
Total Annual Fund Operating Expenses	1.28%	1.39%	1.56%
Fee Waivers and Reimbursements[1]	(0.04%)	(0.05%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.24%	1.34%	1.49%

[1]

JO Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.24%, 1.34% and 1.49% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 28, 2017. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 Year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$126	$402	$698	$1,542
Class I Shares	$136	$435	$756	$1,664
Class II Shares	$152	$486	$843	$1,851

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.64% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests at least 80% of its assets in equity securities such as common stocks, preferred stock, rights and warrants issued by small companies that are based outside the United States, including companies in emerging and frontier as well as in developed markets. Shareholders will be given 60 days’ advance notice of any change to this policy. The Fund may invest in securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Fund would normally invest. The Fund may also invest up to 20% of the value of its assets in fixed income securities. Under normal circumstances, the Fund will hold 70-80 investments across 12 countries.

Small cap companies are defined as companies with market capitalizations at the time of purchase below $2 billion or in the range of those market capitalizations of companies included in the MSCI Small Cap Index at the time of purchase. The capitalization range of the MSCI Small Cap Index is between $44 million and $7.7 billion as of December 11, 2015. The size of the companies included in the MSCI Small Cap Index will change with market conditions. Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States.

The Fund also may invest in securities of small U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Fund’s total assets will be invested in securities of U.S. companies. If the Fund continues to hold securities of small companies whose market capitalization, subsequent to purchase, grows to exceed US$2 billion, it may continue to treat them as small companies for the purposes of the 80% requirement. However, the Fund will generally initiate the sale of securities whose market capitalization grows to exceed US$3 billion.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small Cap Company Risk. The small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small cap stocks may be more volatile than those of larger companies.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks which are in addition to the usual risks inherent in foreign investments. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

Convertible Securities Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investment Company Risk. Shareholders in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests in addition to the fund’s direct fees and expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fund.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on international small capitalization stocks.

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Share Class only and will vary from the after-tax returns for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Return – Institutional Class Shares for years ended December 31

Best Quarter:	6/30/15	5.34%
Worst Quarter:	9/30/15	(9.30)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2015 was 2.95%.

Average Annual Total Returns for the Periods Ended December 31, 2015

	1 Year	Since Inception*
Institutional Class Shares – Before Taxes	2.21%	0.53%
Institutional Class Shares – After Taxes on Distributions	2.11%	0.23%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	1.70%	0.42%

Morgan Stanley Capital International ACWI ex-USA Small Cap Index (reflects no deductions for fees, expenses or taxes)	2.60%	1.18%

Class I – Before Taxes	2.11%	0.50%
Class II – Before Taxes	2.01%	0.28%

*	The Institutional Class Shares of the JOHCM International Small Cap Equity Fund commenced operations on October 1, 2013. Class II Shares commenced operations on November 18, 2013 and Class I Shares commenced operations on January 2, 2014. Historical performance for Class I and Class II Shares prior to their inception is based on the performance of the Institutional Class Shares. The performance of Class I and Class II Shares have been adjusted to reflect differences in expenses.

Portfolio Management

Investment Adviser

The Fund’s investment adviser is JO Hambro Capital Management Limited.

JOHCM (USA) Inc. is the Fund’s investment sub-adviser (the “Sub-Adviser”).

Portfolio Managers

Robert Cresci Senior Fund Manager Length of Service: Since 2013

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Class I	Class II
$1,000,000	No minimum	No minimum

There is no minimum for additional investments

To Buy or Sell Shares: JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any business day which the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw money from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

JOHCM Asia ex-Japan Equity Fund

Investment Objective

The investment objective of the JOHCM Asia ex-Japan Equity Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.09%	1.09%	1.09%
Distribution (Rule 12b-1) fees	None	0.10%	0.25%
Other Expenses	0.30%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.39%	1.50%	1.65%
Fee Waivers and Reimbursements[1]	(0.10%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.29%	1.39%	1.54%

[1]

JO Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.29%, 1.39% and 1.54% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 28, 2017. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 Year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$131	$430	$751	$1,660
Class I Shares	$142	$463	$808	$1,781
Class II Shares	$157	$510	$887	$1,945

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 140.09% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests at least 80% of its assets in equity securities of companies located in the Asia (excluding Japan) region (“Asia (ex-Japan)”). Shareholders will be given 60 days’ advance notice of any change to this policy. A company is generally considered to be an Asia (ex-Japan) company if, as determined by the Adviser, (i) it is organized under the laws of, or has its principal place of business or principal office in a country of the Asia (ex-Japan) region; (ii) it has its principal securities trading market in a country in Asia (excluding Japan); (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in the Asia (excluding Japan); or (iv) issues securities denominated in the currency of a country in Asia (excluding Japan). Countries included in the Asia (ex-Japan) region include, among others, Bangladesh, China, Hong Kong, India, Indonesia, Malaysia, Mauritius, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including, but not limited to, preferred stock, rights, warrants and depositary receipts. The Fund will generally invest in equity securities of companies which have a market capitalization at the time of purchase of greater than US $500 million. The Fund may also hold stocks of companies with market capitalizations of greater than US $10 billion.

The Fund invests the majority of its assets in high quality, growth companies that have strong management teams who recognize the potential to boost returns for shareholders through efficient capital management. A smaller portion of the portfolio may be invested in value companies that are restructuring or shifting to a more sustainable quality growth model and are trading at a book value significantly lower (often one standard deviation) than their historical levels.

The investment process is focused on identifying and owning Quality, Long-term Sustainable Growth (QLSG) companies, which are businesses that can sustainably grow over economic and liquidity cycles. The investment process will be driven by fundamental bottom-up stock selection, with an overlay of top-down macro, country and sector analysis. The adviser applies a fundamental bottom-up analysis in its stock selection, focusing on a particular investment opportunity or small set of opportunities, and reviews various information sources such as financial statements, company announcements and disclosures, and economic and industry reports to determine which investments are appropriate for the Fund. This analysis is augmented with a top-down macro overlay that first considers the condition of the market as a whole and then strategically focuses the analysis by country and, ultimately, by sector. Decisions will be based on a screening process based on rigorous research that takes into account the fundamentals, future prospects and current valuations of companies. There is a continuous effort on meeting or speaking with the management of relevant companies to evaluate business models and determine business trends.

Although the Fund will primarily invest directly in Asia (ex-Japan) equity securities, the Fund may from time to time invest in equity securities of companies domiciled or exercising the predominant part of their economic activities in Australia and New Zealand as well. These are developed markets, with increasing linkages to the Asian region. The investments in Australia and New Zealand will not exceed 15% of the of the Fund’s assets.

The Fund may hedge the portfolio by selling listed equity index futures of the markets that the Fund invests in, but this will be purely for the purposes of hedging or downside protection and will not exceed 25% of the Fund’s assets.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Below are the main risks of investing in the Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. Since it primarily purchases equity securities, the Fund is subject to the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks which are in addition to the usual risks inherent in foreign investments. It is unlikely that stock exchanges in certain of the emerging markets will, in the foreseeable future, offer the liquidity available in more developed securities markets. This lack of liquidity and efficiency may mean that from time to time the Adviser may experience difficulty in purchasing or selling holdings of securities.

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Small-Cap Company Risk. The small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small capitalization stocks may be more volatile than those of larger companies. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Value Investing Risk. The Fund may invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Portfolio Turnover Risk. The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and higher amounts of taxable distributions to shareholders.

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Share Class only and will vary from the after-tax returns for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Return – Institutional Class Shares for years ended December 31

Best Quarter:	03/31/15	5.51%
Worst Quarter:	09/30/15	(7.12)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2015 was (2.26)%.

Average Annual Total Returns for the Periods Ended December 31, 2015

	1 Year	Since Inception*
Institutional Class Shares – Before Taxes	(4.67)%	(1.69)%
Institutional Class Shares – After Taxes on Distributions	(4.73)%	(1.76)%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	(2.52)%	(1.27)%

Morgan Stanley Capital International All Country Asia ex Japan Index (reflects no deductions for fees, expenses or taxes)	(9.17)%	(1.97)%

Class I – Before Taxes	(4.68)%	(1.72)%
Class II – Before Taxes	(4.99)%	(1.93)%

*	The Institutional Class Shares of the JOHCM Asia Ex-Japan Equity Fund commenced operations on March 28, 2014. Class I and II Shares commenced operations on June 26, 2014.

Portfolio Management

Investment Adviser

The Fund’s adviser is JO Hambro Capital Management Limited.

Portfolio Managers

Samir Mehta, CFA Senior Fund Manager Length of Service: Since 2014	Cho-Yu Kooi, CFA Senior Fund Manager Length of Service: Since 2014

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Class I	Class II
$1,000,000	No minimum	No minimum

There is no minimum for additional investments

To Buy or Sell Shares: JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

JOHCM Emerging Markets Small Mid Cap Equity Fund

Investment Objective

The investment objective of the JOHCM Emerging Markets Small Mid Cap Equity Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Shares	Class I Shares	Class II Shares	Class III Shares
Shareholder Fees (Fees paid directly from your investment)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None	None
Redemption Fee	None	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.30%	1.30%	1.30%	1.30%
Distribution (Rule 12b-1) fees	None	0.10%	0.25%	0.50%
Other Expenses	3.31%	3.36%	3.31%	3.31%
Total Annual Fund Operating Expenses	4.61%	4.76%	4.86%	5.11%
Fee Waivers and Reimbursements[1]	(3.07%)	(3.12%)	(3.07%)	(3.07%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.54%	1.64%	1.79%	2.04%

[1]

J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.54%, 1.64%, 1.79% and 2.04% for Institutional Shares, Class I Shares, Class II and Class III Shares, respectively, until January 28, 2017. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 Year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$157	$1,114	$2,079	$4,525
Class I Shares	$167	$1,153	$2,144	$4,643
Class II Shares	$182	$1,186	$2,194	$4,725
Class III Shares	$207	$1,258	$2,307	$4,919

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 134.18% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities issued by small and medium capitalization companies that are listed in, or whose principal business activities are located in, emerging markets, including frontier markets. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities include common and preferred stocks, rights and warrants. The Fund may invest in securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Fund would normally invest. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics. Frontier markets are generally smaller, less liquid and less developed than emerging markets.

Small and mid-capitalization companies in emerging market countries are generally defined as companies with market capitalizations at the time of purchase below US$5 billion or in the range of those market capitalizations of companies included in the MSCI Emerging Markets Small Cap NR Index at the time of purchase. The MSCI Emerging Markets Small Cap NR Index is reconstituted semi-annually each May and November. The capitalization range of the MSCI Emerging Markets Small Cap NR Index is between $44 million and $1.9 billion as of December 11, 2015. The size of the companies included in the Index will change with market conditions. If the Fund continues to hold securities of small and mid-capitalization companies whose market capitalization, subsequent to purchase, grows to exceed US$5 billion, it may continue to treat them as small or mid-capitalization companies for the purposes of the 80% requirement.

The Fund also may invest, under normal market conditions, up to 20% of its assets in securities of small developed markets companies that derive, or are expected to derive, a significant portion of their revenues from their operations in emerging or frontier markets.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Foreign, Emerging Markets and Frontier Risk. Investing in non-U.S. markets securities poses additional market risks because political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Some emerging market countries may experience low or slowing growth rates, high inflation, unstable financial institutions, governmental controls and investment restrictions. These risks are magnified in frontier countries, which generally have smaller economies or less developed capital markets than traditional emerging market countries.

Convertible Securities Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investment Company Risk. Shareholders in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests in addition to the fund’s direct fees and expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fund.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on emerging market stocks.

Performance Information

Because the Fund does not have returns for a full calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. The Fund intends to compare its performance to the MSCI Emerging Markets Small Cap NR Index. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-260-9549 (toll free) or 312-557-5913. The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Share Class only and will vary from the after-tax returns for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Return – Institutional Class Shares for years ended December 31

Best Quarter:	03/31/15	9.12%
Worst Quarter:	09/30/15	(17.55)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2015 was 5.90%.

Average Annual Total Returns for the Periods Ended December 31, 2015

	1 Year	Since Inception*
Institutional Class Shares – Before Taxes	2.89%	4.76%
Institutional Class Shares – After Taxes on Distributions	1.08%	2.98%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	1.70%	2.86%

MSCI Emerging Markets Small Cap NR Index (reflects no deductions for fees, expenses or taxes)	(6.84)%	(3.63)%

Class I – Before Taxes	2.78%	4.65%

*	The Institutional Class of the JOHCM Emerging Markets Small Mid Cap Equity Fund commenced operations on December 17, 2014. Class I Shares commenced operations on January 28, 2016. Historical performance for Class I Shares prior to its inception is based on the performance of the Institutional Class Shares. The performance of Class I Shares has been adjusted to reflect differences in expenses.

Portfolio Management

Investment Adviser

The Fund’s adviser is J O Hambro Capital Management Limited.

Portfolio Managers

Emery Brewer Senior Fund Manager Length of Service: Since 2014	Dr. Ivo Kovachev Senior Fund Manager Length of Service: Since 2014	Stephen Lew Fund Manager Length of Service: Since 2014

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Class I	Class II	Class III
$1,000,000	No minimum	No minimum	No minimum

There is no minimum for additional investments

To Buy or Sell Shares: JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

JOHCM US Small Mid Cap Equity Fund

Investment Objective

The investment objective of the JOHCM US Small Mid Cap Equity Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Shares	Class I Shares	Class II Shares	Class III Shares
Shareholder Fees (Fees paid directly from your investment)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None	None
Redemption Fee	None	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.85%	0.85%	0.85%
Distribution (Rule 12b-1) fees	None	0.10%	0.25%	0.50%
Other Expenses	3.32%	3.33%	3.32%	3.32%
Total Annual Fund Operating Expenses	4.17%	4.28%	4.42%	4.67%
Fee Waivers and Reimbursements[1]	(3.18%)	(3.19%)	(3.18%)	(3.18%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.99%	1.09%	1.24%	1.49%

[1]

J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.99%, 1.09%, 1.24% and 1.49% for Institutional Shares, Class I Shares, Class II, and Class III Shares, respectively, until January 28, 2017. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The operating expenses for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$101	$976	$1,865	$4,153
Class I Shares	$111	$1,007	$1,916	$4,246
Class II Shares	$126	$1,049	$1,982	$4,363
Class III Shares	$152	$1,122	$2,098	$4,567

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93.31% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in U.S. equity securities with small and medium market capitalizations. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities consist of common and preferred stock, rights and warrants. Small and medium capitalization companies generally are defined as companies with market capitalizations, at the time or purchase, below US $10 billion or in the range of those market capitalizations of companies included in the Russell 2500 Index at the time of purchase. The Russell 2500 Index is reconstituted annually each June. The capitalization range of the Russell 2500 Index is between $2.8 million and $11.9 billion as of December 11, 2015. The size of the companies included in the Index will change with market conditions.

The Fund may invest more than 25% of its total assets in one or more industry or group of industries provided the industry or group of industries represent 20% or more of a widely recognized and unaffiliated index against which the Fund measures investment performance. In no event may the Fund invest more than 35% of its total assets in any one industry.

The Fund also may invest up to 10% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies. ADRs are typically issued by a U.S. Bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The Fund may invest in exchange-traded funds (“ETFs) in order to “equitize” cash balances by gaining exposure to relevant equity markets. Cash is equitized when it is invested in instruments, such as ETFs, that expose it to the equity markets, and the returns possible in the equity markets, while maintaining the liquidity provided by cash.

The Adviser manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process. The Adviser uses a fundamental, bottom-up research approach to identify companies that the Adviser believes present the greatest investment opportunities. Bottom-up research utilizes techniques such as fundamental analysis to assess growth and value potential. In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the management team will evaluate, among other things, the financial condition and management of a company, its industry, competitor analysis and the interrelationship of these variables over time. The Adviser may without limitation analyze financial data and other information sources and conduct company interviews. The Fund’s sector weightings are a residual consequence of this bottom up stock picking process.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Foreign Investment Risk. Investing in ADRs poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.

Derivatives Risk. A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on small and mid-cap stocks.

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Share Class only and will vary from the after-tax returns for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Return – Institutional Class Shares for years ended December 31

Best Quarter:	03/31/15	6.62%
Worst Quarter:	09/30/15	(12.55)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2015 was 4.79%.

Average Annual Total Returns for the Periods Ended December 31, 2015

	1 Year	Since Inception*
Institutional Class Shares – Before Taxes	1.06%	1.94%
Institutional Class Shares – After Taxes on Distributions	(0.46)%	0.63%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	0.60%	0.89%

Russell 2500 Index (reflects no deductions for fees, expenses or taxes)	(2.90)%	(0.62)%

Class I – Before Taxes	1.06%	1.85%

*	The Institutional Class and Class I Shares of the JOHCM US Small Mid Cap Equity Fund commenced operations on October 31, 2014.

Portfolio Management

Investment Adviser

The Fund’s adviser is J O Hambro Capital Management Limited.

JOHCM (USA) Inc. is the Fund’s investment sub-adviser (the “Sub-Adviser”).

Portfolio Managers

Thorsten Becker Senior Fund Manager Length of Service: Since 2014	Arun Daniel Senior Fund Manager Length of Service: Since 2014	Vincent Rivers Senior Fund Manager Length of Service: Since 2014

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Class I	Class II	Class III
$1,000,000	No minimum	No minimum	No minimum

There is no minimum for additional investments

To Buy or Sell Shares: JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND DETAILS

Principal Investment Objectives and Strategies

Investment Objective

Each Fund seeks long-term capital appreciation.

Policies and Strategies

Each Fund’s investment policy is non-fundamental and can be changed by the Fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

Each Fund, except the JOHCM International Select Fund, has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”). Each Fund’s 80% Policy is described in the Fund Summary section of this prospectus. For purposes of this 80% Policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. A Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when a Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy.

The JOHCM Emerging Markets Opportunities Fund utilizes an investment style with a modest growth tilt (growth at a reasonable price or “GARP”) over all capitalization ranges. The GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund also employs a combination of top-down and bottom-up research to assess potential investments for the Fund. The Adviser seeks to invest in companies that possess attractive fundamentals and fit with the Adviser’s top-down country views within the emerging markets. The Fund will typically own between 40 and 60 companies that the Adviser believes exhibit strong business models, competitive industry positions and attractive valuations.

The JOHCM Global Equity Fund and the JOHCM International Select Fund utilize GARP over all capitalization ranges. The GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations. The Adviser seeks to identify and make investments in U.S. and foreign companies based on a multi-dimensional investment process. The Adviser considers a number of factors including growth, valuation, size momentum and beta. The investment process utilizes a combination of bottom-up investing and top-down asset allocation and is not benchmark constrained. Bottom-up investing utilizes techniques such as fundamental analysis to assess growth and value potential. In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the management team will evaluate among other things, the financial condition and management of a company, its industry, stability of the country in which the company is headquartered and the interrelationship of these variables over time. The Adviser may without limitation analyze financial data and other information sources and conduct company interviews. Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.

The JOHCM International Small Cap Equity Fund utilizes a bottom-up, business-focused approach based on careful study of individual companies and their competitive dynamics of the industries in which they participate. The process consists of four stages: (1) initial quantitative screens to identify companies for qualification and further research; (2) intensive research into the businesses of qualified candidates; (3) valuation of securities of potential investments; and (4) construction of a diversified portfolio from the most promising opportunities. The Fund invests in equity securities of small companies based in developed markets outside the U.S. as well as established companies in emerging and frontier markets. The Adviser undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive and whose shares are underpriced relative to their intrinsic value. To reduce its volatility, the Fund is diversified across dimensions of geography, industry, currency and market capitalization.

The Fund will normally invest broadly in equity securities, such as common stocks, preferred stocks, rights and warrants of small capitalization companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of total assets will be denominated in at least three currencies other than the U.S. Dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.

Companies suitable for investment have the following characteristics (1) good prospects for near- and long-term growth in sales, earnings and dividends; (2) high-quality management, with a proven record of success and respect for interests of shareholders; (3) financial strength, in terms of free cash flow and available borrowing capacity; and (4) durable competitive advantages that enable them to earn high margins that can be sustained over time.

The JOHCM Asia ex-Japan Equity Fund, under normal market conditions, will invest at least 80% of its assets in equity securities located in the Asia (ex-Japan) region.

The Fund may also gain exposure to Asia ex-Japan equity securities through investment in exchange traded funds, promissory notes, depositary receipts, equity related warrants and other instruments that have similar economic characteristics to equity securities such as participatory notes.

The Fund invests a portion of its assets in high quality, growth companies which have strong management teams who recognize the potential to boost returns for shareholders through efficient capital management. These core investments generally represent 75% to 80% of the Fund’s holdings. Because the Adviser understands that companies evolve over time, its research focus also includes value companies and cyclical companies that are restructuring or shifting to a more sustainable quality growth model and are trading at a book value significantly lower (often one standard deviation) than their historical levels. Investments in these companies will generally represent approximately 20% to 25% of the Fund’s holdings. The Fund will typically own between 40 and 55 companies that the Adviser believes exhibit strong business models, competitive industry positions and attractive valuations.

Currency management is incorporated within the stock selection decision. Currency movements will affect the underlying business performance of some of the companies in which the Advisor invests. These foreign exchange sensitivities are taken into consideration when the Advisor makes its earnings estimates and assesses the risk profile for any particular stock.

The JOHCM Emerging Markets Small Mid Cap Equity Fund invests, under normal conditions, at least 80% of its assets in equity securities such as common stocks, preferred stock, rights and warrants issued by small and mid-capitalization companies that are based in emerging markets, including frontier markets. The Fund may invest in securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Fund would normally invest. Under normal circumstances, the Fund will hold securities of 70 to 120 companies with generally no more than 30% in any one country or sector. The Fund intends to compare its performance to the MSCI Emerging Markets Small Cap Index NR (net dividend reinvestment), but the Fund is managed with no restrictions in terms of regional or sector allocation versus the Index. The Fund will sell stocks at the point deemed appropriate by JOHCM regardless of market capitalization.

The Fund also may invest in securities of small capitalization developed markets companies that derive, or are expected to derive, a significant portion of their revenues from their operations in emerging or frontier markets, although under normal circumstances not more than 20% of the Fund’s total assets will be invested in securities of developed markets companies.

Investments are predominantly in common stock, however, the Fund may also purchase depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), and convertible and non-convertible preferred stock. The Fund also may purchase futures contracts and other derivative contracts, including index derivatives for equities and currencies. The Fund also may invest in physical currencies and spot and forward currency contracts.

JOHCM believes that all markets are subject to some inefficiency often driven by investors with short-term viewpoints. The Fund’s strategy seeks opportunities to take advantage of persistent company and industry trends that other managers with a shorter-term focus may miss. JOHCM builds the Fund’s portfolio primarily from a bottom-up growth philosophy and individual stock selection process, but also considers top-down macroeconomic information in determining sector and country weightings in the portfolio.

Utilizing a disciplined fundamental bottom-up research approach, JOHCM aims to identify inefficiently priced smaller capitalization companies that demonstrate the following positive characteristics: (1) often niche players with little competition and high margins; (2) fast growing, flexible and responsive to changes; (3) able to achieve incremental gains in market share; and (4) success is strongly influenced by management.

The JOHCM US Small Mid Cap Equity Fund invests, under normal conditions, at least 80% of its assets in U.S. equity securities with small and medium market capitalizations. The Fund may also invest up to 10% of its total assets in ADRs. ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-US issuers deposited in a U.S. bank. Under normal circumstances, the Fund will hold securities of 45 to 60 companies. The Fund will sell stocks at the point deemed appropriate by JOHCM regardless of market capitalization.

The Fund may invest in exchange-traded funds (“ETFs) in order to “equitize” cash balances by gaining exposure to relevant equity markets. Cash is equitized when it is invested in instruments, such as ETFs, that expose it to the equity markets, and the returns possible in the equity markets, while maintaining the liquidity provided by cash.

The Adviser manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process. The Adviser uses a fundamental, bottom-up research approach to identify companies that the Adviser believes present the greatest investment opportunities. The Fund’s sector weightings are a residual consequence of this bottom up stock picking process.

In addition to the investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of a Fund, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If a Fund invests in this manner, it may not achieve its investment objective.

Investment Risks

Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. Below is a more detailed discussion of the principal risks outlined in the Fund Summary Section of this Prospectus.

Equity Securities Risk. Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Small-Mid Cap Company Risk. Small and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. These companies may experience higher growth rates and higher interest rates than larger capitalization companies. Therefore, small and mid-cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices. Smaller capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

Foreign Investment Risk (including ADRs). Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S. and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

Emerging and Frontier Market Risk. Each of the Funds, except the US Small Mid Cap Equity Fund invests in equity securities of companies located in emerging market and frontier countries. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, the Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities. A sub-set of emerging markets, frontier markets are less developed than other emerging markets and are the most speculative. They have the least number of investors and may not have a stock market on which to trade. Most frontier markets consist chiefly of stocks of financial, telecommunications and consumer companies that count on monthly payments from customers. Investments in this sector are typically illiquid, nontransparent and subject to very low levels of regulation and high transaction fees. Frontier market investments may be subject to substantial political and currency risk.

Currency Risk. A significant portion of a Fund’s assets may be denominated in foreign (non- U.S.) currencies. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. A Fund is not required to hedge its foreign currency risk, although it may do so through foreign currency exchange contracts and other methods. Therefore, to the extent a Fund does not hedge its foreign currency risk, or the hedges are ineffective, the value of a Fund’s assets and income could be adversely affected by currency exchange rate movements.

Derivatives Risk. A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure. The types of derivatives that might be used within the JOHCM US Small Mid Cap Equity Fund may include futures and forward contracts, options, swaps and other similar instruments. The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Adviser. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Geographic Concentration Risk. From time to time a Fund’s investment may be concentrated in a particular geographic region. The value of the investments of a Fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting such location are therefore likely to cause the value of a Fund’s shares to decrease, perhaps significantly.

Participatory Notes Risk. Participatory notes are equity access products structured as debt obligations issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund.

Some participatory notes may be considered illiquid and, therefore, will be subject to a Fund’s percentage limitation for investments in illiquid securities. The Funds may take long or short positions in participatory notes.

Convertible Securities Risk. Convertible securities are securities that may be converted either at a stated price or at a stated rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Investment Company Risk. If a Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests in addition to the fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Fixed Income Risk The JOHCM International Small Cap Equity Fund may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Portfolio Turnover Risk. A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Adviser’s control. These transactions will increase the Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to the Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Portfolio Holdings Disclosure

A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio holdings is available in the Statement of Additional Information (“SAI”).

Cybersecurity

The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Funds, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT OF THE FUNDS

Investment Adviser

JO Hambro Capital Management Limited (“JOHCM” or the “Adviser”) serves as the investment adviser to the Funds. The Adviser is organized under the laws of England and Wales and was launched in 1993. The Adviser’s principal place of business is Ryder Court, Ground Floor, 14 Ryder Street, London SW1Y6QB, United Kingdom. As advisor to the Funds, subject to the Board of Trustees’ supervision, JOHCM continuously reviews, supervises and administers each Fund’s investment program. JOHCM also ensures compliance with each Funds’ investment policies and guidelines. For its services, the Adviser is entitled to a management fee, as set forth below, which is calculated daily and paid monthly based on the average daily net assets of each Fund. As of December 31, 2015, JOHCM had approximately $28.5 billion in assets under management and advisement.

Under the Funds’ investment advisory agreement, the Adviser receives an annual advisory fee as follows:

Fund	Percentage of Average Daily Net Assets
JOHCM Emerging Markets Opportunities Fund	1.05%
JOHCM Global Equity Fund	0.95%
JOHCM International Select Fund	0.89%
JOHCM International Small Cap Equity Fund	1.05%
JOHCM Asia Ex-Japan Equity Fund	1.09%
JOHCM US Small Mid Cap Equity Fund	0.85%
JOHCM Emerging Markets Small Mid Cap Equity Fund	1.30%

Disclosure regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement between the Adviser and each of the JOHCM Funds and the approval of the Investment Sub-Advisory Agreement between the Adviser and JOHCM (USA) Inc. with respect to the JOHCM International Small Cap Equity Fund and the JOHCM US Small Mid Cap Equity Fund is available in the Funds’ annual report to shareholders for the period ended September 30, 2015.

Investment Sub-Adviser

JOHCM (USA) Inc. (the “Sub-Adviser” or “JOHCM USA”) serves as the investment sub-adviser to the JOHCM International Small Cap Equity Fund. The Sub-Adviser’s principal place of business is 53 State Street, 13th Floor Boston, MA, 02109. As Sub-Adviser, JOHCM USA makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. For its services, the Sub-Adviser is paid a fee of 1.05%, based on average daily net assets, by the Adviser.

Portfolio Management

The Funds are managed using a team-based approach. Each of the Funds is managed by two investment professionals and may be supported by analysts. The members of the Funds’ management teams and the name of the Fund each is responsible for the day-to-day management of are listed below.

Christopher J.D. Lees, CFA

Senior Fund Manager

JOHCM Global Equity Fund

JOHCM International Select Fund

Christopher Lees joined JOHCM in September 2008. Christopher is the Senior Fund Manager for the Funds’ Global and EAFE strategies. Before deciding to join JOHCM, Christopher spent more than 19 years at Baring Asset Management, most recently as Head of the firm’s Global Sector Teams. In addition to this role, Chris was Baring’s Lead Global High Alpha Manager and Lead Manager for the EAFE portfolios. Previously, he held positions as Senior Portfolio Manager, US Equity Team in Boston and as an Analyst in the UK Stock Selection as well as the firm’s Global Asset Allocation team. Chris is a CFA charterholder and holds a BSc with Honours in Geography from London University, England and has lived and worked in the US, Europe and Asia.

Nudgem Richyal, CFA

Fund Manager

JOHCM Global Equity Fund

JOHCM International Select Fund

Nudgem Richyal joined JOHCM in June 2008. Nudgem is a Fund Manager for the Funds’ Global and International/EAFE strategies. Prior to joining JOHCM, Nudgem spent more than seven years at Baring Asset Management (working closely with Christopher Lees), as an Investment Director within the Global Equity Group and investment manager of one of the largest Latin American funds in London (US $1.25 billion as of February, 2008). Further responsibilities included the construction of a soft commodities portfolio and the development of global sector strategies. Before Baring, he worked at Hill Samuel Asset Management London for one year. Nudgem is a CFA charterholder and holds a First Class BSc Honours Degree in Chemistry from the University of Manchester, England. Nudgem was voted FN100 Rising Star 2007 by efinancial news.

James Syme, CFA

Senior Fund Manager

JOHCM Emerging Markets Opportunities Fund

James Syme joined JOHCM in May 2011. James is Senior Fund Manager for the JOHCM Global Emerging Markets Opportunities strategy. Prior to joining JOHCM, James spent five years at Baring Asset Management (“Baring”) as the Head of Global Emerging Market Equities. At Baring, he and his colleague Paul Wimborne managed the Baring Global Emerging Markets Fund and thirteen other funds and segregated mandates with peak assets under management of over $4 billion. James previously worked at SG Asset Management for nine years as a portfolio manager and as Head of Global Emerging Markets. Previously, James was a portfolio manager at Henderson Investors and an analyst at H Clarkson. James is a CFA charterholder and holds a BA Honours Degree in Geography from the University of Cambridge, England.

Paul Wimborne

Senior Fund Manager

JOHCM Emerging Markets Opportunities Fund

Paul Wimborne joined JOHCM in April 2011. Paul is Fund Manager for the JOHCM Global Emerging Markets Opportunities strategy. Prior to joining JOHCM, Paul spent over four years at Baring Asset Management (“Baring”) as an investment manager in the Global Emerging Markets team led by James Syme. At Baring, Paul was lead or deputy manager for fourteen emerging markets mandates with peak assets under management of over $4 billion. He previously worked at Insight Investment for three years as a fund manager in the Emerging Markets & Asia team and for five years in the Emerging Markets team at Rothschild Asset Management. Paul holds a BSc Honours Degree in Management and Chemical Sciences from the University of Manchester Institute of Science and Technology, England and is an affiliate member of the CFA.

Robert Cresci

Senior Fund Manager

JOHCM International Small Cap Equity Fund

Robert Cresci joined JOHCM in February 2013. Robert is a Senior Fund Manager for the JOHCM International Small Cap Equity Fund and has 27 years industry experience. Prior to joining JOHCM, Robert was most recently employed as Lead Portfolio Manager at Harding Loevner where he launched and managed an international small cap equity strategy in December 2006. Prior to December 2006, Mr. Cresci’s roles have included Principal at London-based Arethusa Asset Management LLP from July 2005 – November 2006 and Senior Portfolio Manager at Sagitta Asset Management from January 1997 – July 2005, managing international small and mid-cap portfolios. Mr. Cresci holds a BA in Statistical Mathematics from Boston College University, MA along with an MBA in Finance from Fordham University, NY.

Samir Mehta, CFA

Senior Fund Manager

JOHCM Asia ex-Japan Fund

Samir Mehta joined JOHCM in May 2011 as the Senior Fund Manager of the JOHCM Asia ex Japan strategy. Prior to joining JOHCM, Samir was a Partner and CIO in a firm specializing in Asian equities, Silver Metis Capital Management Pte Ltd. He was previously at Lloyd George Management (LGM) where he worked from 1998 to 2007, serving as Chief Investment Officer (CIO) during the latter part of his tenure. At LGM, he was lead manager for a range of institutional Asia Pacific mandates valued at over $5 billion at peak asset levels. Samir was also responsible for the LGM investment process and managed a team of 20 investment professionals. Samir is a CFA charterholder and holds a BCom from Bombay University.

Cho-Yu Kooi, CFA

Senior Fund Manager

JOHCM Asia ex-Japan Fund

Cho-Yu Kooi joined JOHCM in May 2011 as the Senior Fund Manager of the JOHCM Asia ex Japan strategies. Prior to joining JOHCM, Cho-Yu was a Portfolio Manager at Silver Metis Capital Management Pte Ltd. She previously worked at Lloyd George Management from 2001 to 2008 as a Portfolio Manager, where she managed the Lloyd George Asian Smaller Companies Fund, the Siam Recovery Fund and several institutional accounts valued at over $1 billion at the peak. She had also worked at UBS and DBS Asset Management for close to eight years. Cho-Yu is a CFA charterholder and graduated from the London School of Economics with first class BSc (Hons) in Economics.

Emery Brewer

Senior Fund Manager

JOHCM Emerging Markets Small Mid Cap Equity Fund

Emery Brewer is Senior Fund Manager of the JOHCM Emerging Markets Small Cap strategy and joined JOHCM in March 2010, following a brief retirement from 2008-2010. He has over 15 years of experience in Emerging Markets equity fund management, gained while working at Driehaus Capital Management from 1997 to 2007. In December 1997, Emery founded the Driehaus Capital Management Emerging Markets Growth Fund which he managed for ten years until he left Driehaus in December 2007. In 1998, he founded the Driehaus International Discovery Fund. Prior to this, he was an analyst and manager for the Driehaus East Europe Fund. Emery has a BSc in Economics from the University of Utah and a MBA from the University of Rochester.

Dr. Ivo Kovachev

Senior Fund Manager

JOHCM Emerging Markets Small Cap Equity Fund

Dr. Ivo Kovachev is Senior Fund Manager of the JOHCM Emerging Small Cap Markets strategy and joined JOHCM in March 2010, following a brief sabbatical from 2008 to 2010. Prior to joining JOHCM, Ivo worked at Kinsale Capital Management from 2005 to 2008, where he was Chief Investment Officer. Prior to this role, he spent ten years at Driehaus Capital Management, from 1995 to 2005, most recently as Fund Manager for Driehaus European Opportunity Fund. Together with Emery Brewer, Ivo co-managed the Driehaus International Discovery Fund from 2002 to 2005. During his tenure with Driehaus Capital Management, he also contributed to the Emerging Markets Growth investment process for many years. From 1995 to 1998, Ivo worked on and then managed the Driehaus East Europe Fund. Ivo holds a MEng in Management Information Systems from the Prague School of Economics, MSc in Technology and Innovation Management from the University of Sussex. In addition, he holds a PhD in Industrial and Development Policy. Ivo is also a Fulbright Scholar, having attended the Thunderbird School of Global Management in Arizona (USA).

Stephen Lew, CFA

Senior Fund Manager

JOHCM Emerging Markets Small Mid Cap Equity Fund

Stephen Lew joined JOHCM in September 2013 and is Senior Fund Manager of the JOHCM Emerging Markets Small Cap strategy. He has over 15 years’ experience in Emerging Markets equity fund management. Prior to joining JOHCM, from 2010 to 2012, Stephen was a Senior Portfolio Manager for Artio Global Investors. At Artio, he was responsible for managing the Asia ex-Japan sleeve of Artio International Equity Fund, Artio International Equity Fund II and separately managed accounts. From 2005 to 2010, Stephen was the Senior Asia ex-Japan Analyst at Janus Capital Group. Between 1999 and 2005 he worked at Driehaus Capital Management along-side Emery Brewer and Ivo Kovachev as the Asia ex-Japan Analyst. Stephen has a BA in Business Economics and Japanese from the University of California, an MBA with concentration in Finance from the University of Chicago, Graduate School of Business, a Certified Public Accountant and a CFA charterholder. He is a native Mandarin and conversational Japanese speaker.

Thorsten Becker

Senior Fund Manager

JOHCM US Small Mid Cap Equity Fund

Thorsten Becker joined JOHCM in July 2014. Thorsten is Senior Fund Manager for the JOHCM US Small-Mid Cap Equity strategy. He previously served as a portfolio manager at Pyramis Global Advisors, a unit of Fidelity Investments. In this role, he managed the global financial sector portfolio. Before the formation of Pyramis in 2005, Thorsten worked in the same role with Fidelity Investment’s institutional equity group. Since January 2004, he has managed the financials and telecommunications sectors of team-managed large cap, small/mid cap, and 130/30 strategies. Thorsten served as an equity analyst in Fidelity’s London office from 2000 to 2003, covering the securities of European banks, emerging market financial companies, and European business services firms. Prior to that, he covered Latin American equities, researching the retail, metals & mining, and utilities sectors while based in Fidelity’s Boston office from 1996 to 2000. He has more than 18 years’ investment industry experience.

Arun Daniel

Senior Fund Manager

JOHCM US Small Mid Cap Equity Fund

Arun Daniel joined JOHCM in July 2014. Arun is a Senior Fund Manager on the JOHCM US Small and Mid Cap Equity strategy. He previously served as a portfolio manager at Pyramis Global Advisors, a unit of Fidelity

Investments. In this role, he managed the global consumer sector portfolio. Prior to assuming his current role in 2007, Arun was vice president and sector head for the consumer sector at ING Investment Management, North America, managing growth, value, and 130/30 portfolio strategies. He was a senior equity analyst and portfolio manager for the consumer sector of a hedge fund portfolio at Principled Capital Group, and had responsibility for fundamental sector research in the entertainment, gaming, lodging, leisure, and retail sectors. Arun has also served in senior management roles in the entertainment, retail, and resort divisions at Walt Disney Company. He has more than 13 years’ experience in the investment industry and 24 years’ experience related to the consumer sector.

Vincent Rivers

Senior Fund Manager

JOHCM US Small Mid Cap Equity Fund

Vincent Rivers joined JOHCM in July 2014. Vincent is a Senior Fund Manager on the JOHCM US Small and Mid Cap Equity strategy. He previously served as a portfolio manager at Pyramis Global Advisors, a unit of Fidelity Investments from 2010 to 2013. In this role, he managed the global information technology and telecom sector portfolios. Vince joined Pyramis in 2006 as a research analyst focusing on the Telecom sector until 2010. Prior to joining Pyramis, he was a portfolio analyst at Wellington Management Company, LLP from 2004 to 2006. He also has served as an equity research analyst at Fidelity from 2000 to 2004 and, as a portfolio manager of the Fidelity Select Paper and Forest Products Fund from 2001 to 2004. He also has held positions at Fleet and BayBanks in Boston. He has 17 years’ experience in the financial services and investment industries.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation structure, other accounts managed and ownership of securities of the Funds.

Administrator, Transfer Agent, Custodian and Distributor

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Funds’ Administrator and Fund Accounting Agent, Transfer Agent and Custodian. Beacon Hill Fund Services, Inc. provides compliance services, financial controls services and business management and governance services for the Funds. BHIL Distributors, Inc. (“Distributor”), distributes shares of the Funds. BHIL Distributors, Inc. is an affiliate of Beacon Hill Fund Services, Inc. Both Beacon Hill Fund Services, Inc. and the Distributor are located at 325 John H. McConnell Boulevard, Suite 150, Columbus, Ohio 43215.

YOUR ACCOUNT

Pricing Your Shares

When you buy and sell shares of a Fund, the price of the shares is based on the Fund’s net asset value per share (“NAV”) next determined after the order is received.

Calculating the Fund’s NAV

The NAV is calculated at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time (“ET”) /3:00 p.m. Central time (“CT”), on each day that the NYSE is open for business, except for the following days on which the share price of a Fund is not calculated: Saturdays and Sundays; US national holidays including New Year’s Day (January 1), Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Your order to purchase or sell shares is priced at the next NAV calculated after your order is received in good order by the Fund or a financial intermediary. Only purchase orders received in good order by the Funds before 4:00 p.m. ET/3:00 p.m. CT will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. ET/3:00 p.m. CT. When that happens, purchase requests received by the Funds or a financial intermediary after the NYSE closes will be effective the following business day. The NAV of a Fund may change every day.

A purchase, redemption or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered. Requests must include the following:

•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions and exchanges (other than telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable; and

•

Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 866-260-9549 (toll free) or 312-557-5913 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless you have provided all information required by the Funds’ “Customer Identification Program” as described below.

Valuing the Funds’ Assets

The market value of a Funds’ investments is determined primarily on the basis of readily available market quotations. Each Fund generally uses pricing services to determine the market value of securities. Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate of such currencies against the U.S. Dollar as provided by an approved independent pricing service.

If market quotations for a security are not available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Fair Value Committee, established by the Board of Trustees, will value a Fund’s assets at their fair value according to policies approved by the Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Fair Value Committee may need to price the security using the Funds’ fair value pricing guidelines.

In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities. Without a fair value price, short-term investors could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Foreign markets in which a Fund buys securities may be open on days the U.S. markets are closed, causing a Fund’s NAV to change even though the Fund is closed. While fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities, there is no assurance that fair value pricing policies will prevent dilution of the NAV by short-term investors. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

How to Purchase Shares

Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the Funds. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or a non-U.S. trust or estate, corporation or partnership. Investment in the Funds by non-U.S. investors may be permitted on a case-by-case basis, at the sole discretion of the Funds.

You may purchase shares directly from the Funds or through your broker or financial intermediary on any business day which the Funds are open, subject to certain restrictions described below. Purchase requests received in good order by the Funds or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective at that day’s share price. Purchase requests received in good order by the Funds or a financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following business day. You may invest any amount you choose, as often as you wish, subject to the minimum initial and minimum additional investment as stated in this prospectus. The Funds may accept initial investments smaller than the minimum initial investment amounts from eligible retirement account investors and in connection with the Funds’ participation in third-party distribution platforms and in certain other instances at their discretion.

Share Classes

Institutional Shares of the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, JOHCM International Small Cap Equity Fund, JOHCM Asia ex-Japan Fund, JOHCM US Small Mid Cap Equity Fund and JOHCM Emerging Markets Small Mid Cap Equity Fund are primarily for institutional investors investing for their own or their customers’ accounts. The minimum initial investment for Institutional Shares is $1,000,000. If you purchase Institutional Shares you will not pay a sales charge at the time of purchase and you will not pay a 12b-1 fee.

Class I Shares of the Funds are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts. There is no minimum investment amount required for Class I Shares. If you purchase Class I Shares of the JOHCM Emerging Markets Opportunities Fund, the JOHCM Global Equity Fund, and the JOHCM International Small Cap Equity Fund, you will not pay a sales charge at the time of purchase but you will pay a 12b-1 fee not exceeding ten basis points (0.10%) of each Fund’s average daily net assets.

Class II Shares of the Funds are primarily for certain individual investors and investments made through financial institutions or intermediaries. There is no minimum investment amount required for Class II Shares. If you purchase Class II Shares of the Funds, you will not pay a sales charge at the time of purchase but you will pay a 12b-1 fee not exceeding twenty-five basis points (0.25%) of a Fund’s average daily net assets.

Class III Shares of the JOHCM US Small Mid Cap Equity Fund and JOHCM Emerging Markets Small Mid Cap Equity Fund are primarily for certain individual investors, and investments made through financial institutions or intermediaries. There is no minimum investment amount required for Class III shares. If you purchase Class III Shares of a Fund, you will not pay a sales charge at the time of purchase, but you will pay a 12b-1 fee not exceeding fifty basis points (0.50%) of a Fund’s average daily net assets attributable to Class III Shares.

Customer Identification Program: Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, the Funds will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents.

If we do not receive the required information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. Once the Funds are able to verify your identity, your investment will be accepted and processed at the next determined NAV. However, if we are unable to verify your identity, each Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is liquidated. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment. If your account is closed at the request of governmental or law enforcement authorities, the Funds may be required by the authorities to withhold the proceeds.

Purchases Through Financial Intermediaries

You may make initial and subsequent purchases of shares of the Funds through a financial intermediary, such as an investment adviser or broker-dealer, bank or other financial institution that purchases shares for its customers. The Funds may authorize certain financial intermediaries to receive purchase and sale orders on its behalf. Before investing in the Funds through a financial intermediary, you should read carefully any materials provided by the intermediary together with this prospectus.

When shares are purchased this way, the financial intermediary may:

•	charge a fee for its services;

•	act as the shareholder of record of the shares;

•	set different minimum initial and additional investment requirements;

•	impose other charges and restrictions;

•	designate intermediaries to accept purchase and sale orders on the Funds’ behalf; or

•	impose an earlier cut-off time for purchase and redemption requests.

Each Fund considers a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes before 4:00 p.m. ET/3:00 p.m. CT). These orders will be priced based on the Fund’s NAV next computed after such order is received by the financial intermediary.

Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and the Funds. Certain intermediaries may receive compensation from the Funds, the Adviser or their affiliates.

Fund Direct Purchases

You also may open a shareholder account directly with the Funds. You can obtain a copy of the New Account Application by calling the Fund at 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business. You may invest in the following ways:

By Wire

To Open a New Account:

•	Complete a New Account Application and send it to:

JOHCM Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

JOHCM Funds

c/o The Northern Trust Company

801 South Canal Street C5S

Chicago, IL 60607

•	You must also call 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business to place an initial purchase via phone or provide an initial purchase Letter of Instruction.

•

Wire funds for your purchase. A wire will be considered made when the money is received and the purchase is accepted by the Funds. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Funds or the Transfer Agent. Wires must be received prior to 4:00pm ET to receive the current day’s NAV.

To Add to an Existing Account:

•	Call 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business or provide a subsequent purchase Letter of Instruction.

•	Have your bank wire federal funds or effect an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

Northern Trust Account #5201682900

Shareholder Account #JOH1056    (ex. JOH10561234567)

Shareholder Name:

By Directed Reinvestment

Your dividend and capital gain distributions will be automatically reinvested unless you indicate otherwise on your application.

•	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

•	Reinvestments can only be directed to an existing Fund account.

Other Purchase Information

The Funds reserve the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your wire does not clear, you will be responsible for any loss incurred by a Fund. If you are already a Fund shareholder, the Fund reserves the right to redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred or money owed to the Fund. You also may be prohibited or restricted from making future purchases in the Funds.

Information Regarding Purchases of the JOHCM International Select Fund and JOHCM Global Equity Fund

As of July 15, 2015 (the “Closing Date”), the JOHCM International Select Fund is publicly offered on a limited basis only. As of March 31, 2016 (the “Closing Date”), the JOHCM Global Equity Fund is publicly offered on a limited basis only. The following groups are permitted to continue to purchase shares of each Fund:

•

Shareholders of record of the Fund as of the Closing Date are able to continue to purchase additional shares in their existing Fund accounts either directly through the Fund or through a financial intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund;

•

Group employer benefit plans, including 401(k), 403(b), 457 plans, and health savings account programs (and their successor, related and affiliated plans), which have the Fund available to participants on or before the Closing Date, may continue to open accounts for new participants in the Fund and purchase additional shares in existing participant accounts. New group employer benefit plans, including 401(k), 403(b) and 457 plans, and health savings account programs (and their successor, related and affiliated plans), may also establish new accounts with the Fund, provided the new plans have approved and selected the Fund as an investment option by the Closing Date and the plan has also been accepted for investment by the Fund by the Closing Date.

•	Approved fee-based advisory programs may continue to utilize the Fund for new and existing program accounts. The program sponsors must be accepted for investment by the Fund by the Closing Date.

•

Approved brokerage platforms where a Fund is currently included on the sponsor platform may continue to utilize the Fund for new and existing program accounts. The brokerage platforms must be accepted for continued investment by the Fund by the Closing Date.

•

Existing independent wealth management (IWM) firms and bank trust companies that have a client investment in the Fund at the time of the Closing Date can continue to add new clients, purchase shares, and exchange into the Fund. The Fund will not be available to new IWM and bank trust companies that do not have a position in the Fund at the time of the Closing Date.

•	Fund of mutual fund sponsors that have an investment in the Fund as of the Closing Date can continue to purchase shares of the Fund.

•

Certain financial intermediaries with whom the Adviser has a relationship, provided that, in the judgment of JOHCM Funds, the proposed investment in the Fund would not adversely affect the Adviser’s ability to manage the Fund effectively.

•

An institutional consulting firm that has previously directed client assets into the Fund may be allowed to recommend the Fund to its new and existing clients who may in turn purchase shares of the Fund, provided that, in the judgment of JOHCM Funds, the proposed investment in the Fund would not adversely affect the Adviser’s ability to manage the Fund effectively.

•	Board of Trustees and persons affiliated with the Fund’s investment adviser and their immediate families would be able to purchase shares of the Fund and establish new positions.

In general, the Fund will rely on a financial intermediary to prevent a new account from being opened within an omnibus account established at that financial intermediary if the account would not otherwise satisfy the conditions outlined above. The Fund’s ability to monitor new accounts that are opened through omnibus accounts or other nominee accounts is limited and the ability to limit a new account to those that meet the above criteria with respect to financial intermediaries may vary depending upon the capabilities of those financial intermediaries.

Investors may be asked to verify that they meet one of the exceptions above prior to opening a new account in either Fund. The Funds may permit you to open a new account if the Funds reasonably believes that you are eligible. If a shareholder opens a new account in either Fund and is later determined to be ineligible for investment, the Funds reserves the right to redeem the shares at their original NAV. The Funds also may decline to permit you to open a new account if the Funds believes that doing so would be in the best interests of either Fund and its shareholders, even if you would be eligible to open a new account under these exceptions.

If all shares of either Fund in an existing account are redeemed, the shareholder’s account will be closed. Such former shareholders will not be able to buy additional shares of either Fund or reopen their account.

The Fund reserves the right to make additional exceptions or otherwise modify the foregoing closure policy at any time.

How to Redeem Shares

You may redeem all or part of your investment in a Fund on any day that the Fund is open for business, subject to certain restrictions described below. Redemption requests received by the Fund or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective that day. Redemption requests received by the Funds or a financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day.

The price you will receive when you redeem your shares will be the NAV next determined after the Funds receive your properly completed order to sell. You may receive proceeds from the sale by check, bank wire transfer or direct deposit into your bank account and in certain cases, payment may be made in securities of a Fund as described in “Additional Information About Redemptions”. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time your redemption request is received. A financial intermediary may charge a transaction fee to redeem shares. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account.

Redemptions Through a Financial Intermediary

If you purchased shares from a financial intermediary, you may sell (redeem) shares by contacting your financial intermediary.

Redeeming Directly from the Fund

If you purchased shares directly from the Funds and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

By Mail

•	Send a written request to:

JOHCM Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

JOHCM Funds

c/o The Northern Trust Company

801 South Canal Street C5S

Chicago, IL 60607

•	The redemption request must include:

1.	The number of shares or the dollar amount to be redeemed;

2.	The Fund account number; and

3.	The signatures of all account owners signed in the exact name(s) and any special capacity in which they are registered.

•	A Medallion Signature Guarantee (see below) also is required if:

1.	The proceeds are to be sent elsewhere than the address of record, or

2.	The redemption is requested in writing and the amount is greater than $100,000.

By Wire

If you authorized wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

•	Call the Transfer Agent at 866-260-9549 (toll free) or 312-557-5913 for instructions.

•	The minimum amount that may be redeemed by this method is $250.

By Telephone

Telephone privileges are automatically established on your account unless you indicate otherwise on your New Account Application.

•	Call 866-260-9549 (toll free) or 312-557-5913 to use the telephone privilege.

•	If your account is already opened and you wish to add the telephone privilege, send a written request to:

JOHCM Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

JOHCM Funds

c/o The Northern Trust Company

801 South Canal Street C5S

Chicago, IL 60607

•	The written request to add the telephone privilege must be signed by each owner of the account and must be accompanied by signature guarantees.

Neither the Funds, the Transfer Agent nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. You will bear the risk of any such loss. The Funds, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions and/or digitally recording telephone instructions. The Funds may terminate the telephone procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us. If you are unable to reach us by telephone, you may request a sale by mail.

Medallion Signature Guarantee

Some circumstances require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing. The recognized medallion program is Securities Transfer Agent Medallion Program. SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THIS PROGRAM WILL NOT BE ACCEPTED. The Medallion Signature Guarantee must cover the amount of the requested transaction. There are several different guarantee amounts, so it is important to acquire a guarantee amount equal to or greater than the amount of the transaction. If the surety bond of the Medallion Guarantee is less than the transaction amount, your request may be rejected.

An original Medallion Signature Guarantee is required if:

•	the redemption is requested in writing and the amount redeemed is greater than $100,000;

•	the name(s) or the address on your account or the name or address of a payee has been changed within 30 days of your redemption request;

•	information on your investment application has been changed within the last 30 days (including a change in your name or your address);

•	proceeds or shares are being sent/transferred from a joint account to an individual’s account; or

•	proceeds are being sent via wire or ACH and bank instructions have been added or changed within 30 days of your redemption request.

If your written request is for redemption greater than $5 million, call 866-260-9549 (toll free) or 312-557-5913 for Medallion Signature Guarantee requirements.

Additional Information About Redemptions

The Funds will pay redemption proceeds within seven (7) calendar days after receipt of a proper redemption request. However, the Funds may hold proceeds for shares purchased by ACH until the purchase amount has been collected, which may be as long as five (5) business days. For shares recently purchased by check, redemption proceeds may not be available until the check has cleared which may take up to five (5) days for the date of purchase. To eliminate this delay, you may purchase shares of a Fund by wire. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment of redemption proceeds.

At the discretion of the Funds or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

Generally, all redemptions will be for cash. However, if you redeem shares worth over the lesser of $250,000 or 1% of the NAV of a Fund, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund. Shareholders may incur brokerage charges on the sale of any securities distributed in lieu of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders.

Involuntary Redemptions of Your Shares

If your account balance drops below $1,000,000 in the case of Institutional Shares, $25,000 in the case of Class I Shares and $2,000 in the case of Class II Shares and Class III Shares because of redemptions you may be required to sell your shares. The Funds will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

How to Exchange Shares

You may exchange your shares for the same share class of another JOHCM Fund on any Business Day by contacting the Funds directly by mail or telephone by calling 1-866-260-9549 (toll free) or 312-557-5913. Because the JOHCM International Select Fund has not adopted a Class I Rule 12b-1 Plan, if you exchange Class I Shares of this Fund for the same share class of another JOHCM Fund, you will pay a 12b-1 fee not exceeding ten basis points (0.10%) of each of the other JOHCM Funds’ average daily net assets. The exchange privilege may be changed or canceled at any time upon 60 days written notice.

You may also exchange your shares of one class of a JOHCM Fund for shares of another class of the same JOHCM Fund, provided that you qualify as an eligible investor for the requested class at the time of the exchange. Investors are responsible for initiating an exchange request and all exchanges are subject to meeting any investment minimum or eligibility requirements. The JOHCM Funds do not charge a fee for this privilege.

The JOHCM Funds reserve the right to eliminate this exchange privilege at any time at its discretion and may refuse exchanges by any person or group if, in the JOHCM Funds’ judgment, the JOHCM Funds would potentially be adversely affected. Before making an exchange request, you should read the prospectus carefully, particularly since fees and expenses differ from one class to another. Investors could realize a taxable gain or loss when exchanging shares of one JOHCM Fund for shares of another JOHCM Fund. The JOHCM Funds do not provide tax advice; you should consult your own tax expert. If you are exchanging between accounts that are not registered in the same name, address and taxpayer identification number (TIN), there may be additional requirements.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds’ policy on excessive trading, see “Market Timing Policy” below.

Market Timing Policy

Each Fund is intended to be a long-term investment. Excessive purchases and redemptions of shares of a Fund in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term or efficient portfolio management strategies and increase the expenses of the Fund, to the detriment of long-term investors. Because each Fund will invest its assets in foreign securities, investors may seek to take advantage of time zone differences between the foreign markets on which a Fund’s portfolio securities trade and the time at which the NAV is calculated. For example, a market-timer may purchase shares of a Fund based on events occurring after foreign market closing prices are established but before the NAV calculation, that are likely to result in higher prices in foreign markets the next day. The market-timer would then redeem the Fund’s shares the next day when a Fund’s share price would reflect the increased prices in foreign markets, realizing a quick profit at the expense of long-term Fund shareholders.

Excessive short-term trading may (1) require a Fund to sell securities in the Fund’s portfolio at inopportune times to fund redemption payments, (2) dilute the value of shares held by long-term shareholders, (3) cause a Fund to maintain a larger cash position than would otherwise be necessary, (4) increase brokerage commissions and related costs and expenses, and (5) generate additional tax liability. Accordingly, the Board of Trustees has adopted policies and procedures that seek to restrict market timing activity. Under these policies, the Funds periodically examine transactions that exceed monetary thresholds or numerical limits within certain time periods. If a Fund believes, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, a Fund may, with or without prior notice to the investor, reject further purchase or exchange orders from that investor, and disclaim responsibility for any consequential losses that the investor may incur related to the rejected purchases. Alternatively, the Funds may limit the amount, number or frequency of any future purchases or exchanges and/or the method by which an investor may request future purchases and redemptions. A Fund’s response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Fund. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments, the Funds believes it is acting in a manner that is in the best interests of shareholders.

Financial intermediaries may establish omnibus accounts with the Funds through which they place transactions for their customers. Omnibus accounts include multiple investors and typically provide the Funds with a net purchase or redemption. The identity of individual investors ordinarily are not known to or tracked by the Funds. The Funds will enter into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing.

The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. While the Funds may monitor transactions at the omnibus account level, the netting effect makes it more difficult to identify and eliminate market-timing activities in omnibus accounts. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with a Fund may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

Distribution Plans

The JOHCM Funds have adopted a plan under Rule 12b-1 that allows all shares of all JOHCM Funds, except Class I shares of the JOHCM International Select Fund, to pay distribution fees. Fees under the plan will not exceed 0.10% for Class I shares, 0.25% for Class II shares and 0.50% for Class III shares. Up to 0.25% of Class III Shares’ 12b-1 fee may be used as a shareholder servicing fee. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Compensation to Financial Intermediaries

The Adviser may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries who sell shares of a Fund and/or whose clients or customers hold shares of the Fund. These additional payments generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services. Payments generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

DIVIDENDS AND DISTRIBUTIONS

Fund Policy

Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. Each Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of a Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within five business days after the payable date.

Any undelivered checks or checks that are not cashed for six months may be deemed legally abandoned if an attempt to reach you to request a reissue of the check is not successful. The proceeds will then be escheated (transferred) to the appropriate state’s unclaimed property administration in accordance with statutory requirements.

TAXES

Distributions

The following information is provided to help you understand the federal income taxes you may have to pay on income dividends and capital gains distributions from a Fund, as well as on gains realized from your redemption of Fund shares. This discussion is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any net realized capital gains.

Distributions from the Funds (both taxable income dividends and capital gains) are normally taxable to you as ordinary income or long-term capital gains, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax- deferred plan or account or are otherwise not subject to federal income tax). Due to the nature of the investment strategies used, distributions by a Fund generally are expected to consist primarily of income dividends and net realized capital gains; however, the nature of a Fund’s distributions could vary in any given year.

The Funds will mail to each shareholder after the close of the calendar year an Internal Revenue Service Form 1099 setting forth the federal income tax status of distributions made during the year. Income dividends and capital gains distributions also may be subject to state and local taxes.

For federal income tax purposes, distributions of net investment income are taxable generally as ordinary income although certain distributions of qualified income paid to a non-corporate US shareholder may be subject to income tax at the applicable rate for long-term capital gain.

Distributions of net realized capital gains (that is, the excess of the net realized gains from the sale of investments that a Fund owned for more than one year over the net realized losses from investments that a Fund owned for one year or less) that are properly designated by a Fund as capital gains will be taxable as long-term capital gain regardless of how long you have held your shares in the Fund.

Distributions of net realized short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain to a corporate shareholder is taxed at the same rate as ordinary income.

If you are a taxable investor and invest in the Funds shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. Fund distributions will reduce the NAV per share. Therefore, if you buy shares after a Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is commonly known as “buying a dividend.”

Selling Shares

Selling, redeeming or exchanging your shares may result in a realized capital gain or loss, which is subject to federal income tax. For individuals, any long-term capital gains you realize from selling Fund shares currently are taxed at preferential income tax rates. Short-term capital gains are taxed at ordinary income tax rates. For shares acquired on or after January 1, 2012, the Funds (or relevant broker or financial advisor) are required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Funds have elected to use the average cost method, unless you instruct the Funds to use a different IRS accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting requirements apply to them.

Backup Withholding

By law, you may be subject to backup withholding (currently at a rate of 28%) on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a US person (including a US resident alien). You also may be subject to withholding if the Internal Revenue Service instructs the Funds to withhold a portion of your distributions or proceeds. You should be aware that the Funds may be fined by the Internal Revenue Service for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Funds may make a corresponding charge against the account.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Medicare Tax

An additional 3.8% Medicare tax may be imposed on distributions you receive from a Fund and gains from selling, redeeming or exchanging your shares.

SHAREHOLDER REPORTS AND OTHER INFORMATION

The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Funds at 866-260-9549 (toll free) or 312-557-5913 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the financial performance of each of the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, JOHCM International Select Fund, JOHCM International Small Cap Equity Fund, JOHCM Asia Ex-Japan Equity Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund and JOHCM US Small Mid Cap Equity Fund for the last five fiscal years or life of the Fund, or share class, if shorter. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund.

Each of the JOHCM Emerging Markets Opportunities Fund, the JOHCM Global Equity Fund, and the JOHCM International Select Fund is a continuation of a Predecessor Fund, each a series of the Scotia Institutional Funds and, therefore, the financial information presented includes results of the respective Predecessor Fund. The information for the fiscal years or periods ended September 30, 2013, September 30, 2012, and September 30, 2011 has been audited by the Predecessor Funds’ independent registered public accounting firm (“Predecessor Funds’ Auditor”).

The information for the fiscal years ended September 30, 2015, and September 30, 2014, has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Annual Report, which is available, without charge, upon request.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I				Class II
	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Period Ended Sept. 30, 2013(b)		Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(c)
JOHCM Emerging Markets Opportunities Fund(a)
Net asset value, beginning of period	$10.89	$10.27	$10.00		$10.87	$10.82

Income (loss) from operations:
Net investment income (loss)(d)	0.19	0.23	0.01		0.07	0.09
Net realized and unrealized gains (losses)	(1.47)	0.45	0.26		(1.35)	0.02

Total from investment operations	(1.28)	0.68	0.27		(1.28)	0.11

Less distributions paid:
From net investment income	(0.14)	(0.06)	—		(0.12)	(0.06)
From net realized gains	(0.28)	—	—		(0.28)	—

Total distributions paid	(0.42)	(0.06)	—		(0.40)	(0.06)

Change in net asset value	(1.70)	0.62	0.27		(1.68)	0.05

Net asset value, end of period	$9.19	$10.89	$10.27		$9.19	$10.87

Total return(e)	(12.23%)	6.63%	2.70%		(12.18%)	1.02%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$385	$288	$—	(f)	$821	$218
Ratio of net expenses to average net assets	1.32%	1.39%	1.39	%(g)	1.36%	1.54	%(g)
Ratio of net investment income (loss) to average net assets	1.74%	2.05%	0.11	%(g)	0.71%	0.99	%(g)
Ratio of gross expenses to average net assets	1.42%	1.70%	11.69	%(g)	1.48%	1.85	%(g)
Portfolio turnover rate(h)	61.86%	52.84%	76.20	%(e)	61.86%	52.84	%(e)

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	For the period from November 21, 2012, commencement of operations, to September 30, 2013.
(c)	For the period from December 18, 2013, commencement of operations, to September 30, 2014.
(d)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(e)	Not annualized for periods less than one year.
(f)	Amount is less than $500.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Period Ended Sept. 30, 2013(b)
JOHCM Emerging Markets Opportunities Fund(a)
Net asset value, beginning of period	$10.89	$10.27	$10.00

Income (loss) from operations:
Net investment income (loss)(c)	0.11	0.21	0.07
Net realized and unrealized gains (losses)	(1.38)	0.47	0.20

Total from investment operations	(1.27)	0.68	0.27

Less distributions paid:
From net investment income	(0.14)	(0.06)	—
From net realized gains	(0.28)	—	—

Total distributions paid	(0.42)	(0.06)	—

Change in net asset value	(1.69)	0.62	0.27

Net asset value, end of period	$9.20	$10.89	$10.27

Total return(d)	(12.10%)	6.63%	2.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$62,007	$87,642	$1,540
Ratio of net expenses to average net assets	1.29%	1.29%	1.29	%(e)
Ratio of net investment income (loss) to average net assets	0.98%	1.92%	0.82	%(e)
Ratio of gross expenses to average net assets	1.38%	1.60%	11.59	%(e)
Portfolio turnover rate(f)	61.86%	52.84%	76.20	%(d)

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	For the period from November 21, 2012, commencement of operations, to September 30, 2013.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I						Institutional Class
	Year Ended Sept. 30, 2015		Year Ended Sept. 30, 2014		Period Ended Sept. 30, 2013(b)		Year Ended Sept. 30, 2015		Year Ended Sept. 30, 2014		Period Ended Sept. 30, 2013(b)
JOHCM Global Equity Fund(a)
Net asset value, beginning of period	$13.77		$11.37		$10.00		$13.78		$11.37		$10.00

Income (loss) from operations:
Net investment income (loss)(c)	(0.05)		0.05		0.03		(0.03)		0.03		0.06
Net realized and unrealized gains (losses)	(1.45)		2.38		1.34		(1.47)		2.41		1.31

Total from investment operations	(1.50)		2.43		1.37		(1.50)		2.44		1.37

Less distributions paid:
From net investment income	(—	)(d)	(—	)(d)	—		(—	)(d)	(—	)(d)	—
From net realized gains	(0.03)		(0.03)		—		(0.03)		(0.03)		—

Total distributions paid	(0.03)		(0.03)		—		(0.03)		(0.03)		—

Change in net asset value	(1.53)		2.40		1.37		(1.53)		2.41		1.37

Net asset value, end of period	$12.24		$13.77		$11.37		$12.25		$13.78		$11.37

Total return(e)	(10.93%)		21.40%		13.70%		(10.90%)		21.49%		13.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$62,093		$34,363		$—	(f)	$161,792		$50,153		$10,554
Ratio of net expenses to average net assets	1.18%		1.18%		1.18	%(g)	1.08%		1.08%		1.08	%(g)
Ratio of net investment income (loss)to average net assets	(0.33%)		0.34%		0.61	%(g)	(0.18%)		0.26%		1.08	%(g)
Ratio of gross expenses to average net assets	1.21%		1.52%		4.97	%(g)	1.11%		1.52%		4.87	%(g)
Portfolio turnover rate(h)	87.14%		68.24%		15.17	%(e)	87.14%		68.24%		15.17	%(e)

(a)	Formerly the JOHCM Global Equity Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	For the period March 22, 2013, commencement of operations, to September 30, 2013.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Amount was less than $0.005 per share.
(e)	Not annualized for periods less than one year. (f) Amount is less than $500.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012		Year Ended Sept. 30, 2011
JOHCM International Select Fund(a)
Net asset value, beginning of year	$19.23	$16.97	$13.06	$11.17		$12.08

Income (loss) from operations:
Net investment income (loss)(b)	0.08	0.11	0.19	0.14		0.11
Net realized and unrealized gains (losses)	(1.09)	2.22	3.80	1.84		(0.92)

Total from investment operations	(1.01)	2.33	3.99	1.98		(0.81)

Less distributions paid:
From net investment income	(0.14)	(0.07)	(0.08)	(0.09)		(0.07)
From net realized gains	(0.63)	—	—	(—	)(c)	(0.03)

Total distributions paid	(0.77)	(0.07)	(0.08)	(0.09)		(0.10)

Change in net asset value	(1.78)	2.26	3.91	1.89		(0.91)

Net asset value, end of year	$17.45	$19.23	$16.97	$13.06		$11.17

Total return	(5.53%)	13.74%	30.71%	17.87%		(6.86%)
Ratios/Supplemental data:
Net assets, end of year (000’s)	$2,837,805	$1,309,757	$593,021	$197,691		$94,501
Ratio of net expenses to average net assets	1.05%	1.05%	1.09%	1.09%		1.09%
Ratio of net investment income (loss) to average net assets	0.43%	0.61%	1.24%	1.10%		0.84%
Ratio of gross expenses to average net assets	1.05%	1.08%	1.10%	1.26%		1.42%
Ratio of expense recoupment to average net assets	0.01%	—	—	—		—
Portfolio turnover rate(d)	50.86%	61.20%	46.38%	50.69%		83.25%

(a)	Formerly the JOHCM International Select Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	Net investment income (loss) for the year ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012		Year Ended Sept. 30, 2011
JOHCM International Select Fund(a)
Net asset value, beginning of year	$19.29	$17.03	$13.11	$11.22		$12.07

Income (loss) from operations:
Net investment income (loss)(b)	0.05	0.06	0.14	0.14		0.07
Net realized and unrealized gains (losses)	(1.11)	2.24	3.83	1.81		(0.89)

Total from investment operations	(1.06)	2.30	3.97	1.95		(0.82)

Less distributions paid:
From net investment income	(0.12)	(0.04)	(0.05)	(0.06)		—
From net realized gains	(0.63)	—	—	(—	)(c)	(0.03)

Total distributions paid	(0.75)	(0.04)	(0.05)	(0.06)		(0.03)

Change in net asset value	(1.81)	2.26	3.92	1.89		(0.85)

Net asset value, end of year	$17.48	$19.29	$17.03	$13.11		$11.22

Total return	(5.77%)	13.51%	30.39%	17.53%		(6.85%)
Ratios/Supplemental data:
Net assets, end of year (000’s)	$147,322	$31,601	$16,429	$13,797		$4,116
Ratio of net expenses to average net assets	1.30%	1.29%	1.34%	1.34%		1.34%
Ratio of net investment income (loss) to average net assets	0.27%	0.32%	0.91%	1.12%		0.54%
Ratio of gross expenses to average net assets	1.33%	1.29%	1.35%	1.51%		1.67%
Ratio of expense recoupment to average net assets	0.01%	—	—	—		—
Portfolio turnover rate(d)	50.86%	61.20%	46.38%	50.69%		83.25%

(a)	Formerly the JOHCM International Select Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	Net investment income (loss) for the year ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I			Class II			Institutional Class
	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)		Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(b)		Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(c)
JOHCM International Small Cap Equity Fund
Net asset value, beginning of period	$10.20	$10.43		$10.17	$10.16		$10.19	$10.00

Income (loss) from operations:
Net investment income (loss)(d)	0.13	0.15		0.06	0.18		0.14	0.18
Net realized and unrealized gains (losses)	(0.50)	(0.38)		(0.45)	(0.17)		(0.50)	0.01

Total from investment operations	(0.37)	(0.23)		(0.39)	0.01		(0.36)	0.19

Less distributions paid:
From net investment income	(0.10)	—		—	(—	)(e)	(0.10)	(—	)(e)
From net realized gains	(0.07)	—		(0.07)	—		(0.07)	—

Total distributions paid	(0.17)	—		(0.07)	—		(0.17)	—

Change in net asset value	(0.54)	(0.23)		(0.46)	0.01		(0.53)	0.19

Net asset value, end of period	$9.66	$10.20		$9.71	$10.17		$9.66	$10.19

Total return(f)	(3.72%)	(2.21%)		(3.87%)	0.11%		(3.58%)	1.94%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$50,759	$42,640		$449	$6,832		$66,304	$51,592
Ratio of net expenses to average net assets	1.34%	1.34	%(g)	1.49%	1.49	%(g)	1.24%	1.24	%(g)
Ratio of net investment income (loss) to average net assets	1.25%	1.94	%(g)	0.53%	1.96	%(g)	1.38%	1.68	%(g)
Ratio of gross expenses to average net assets	1.39%	1.54	%(g)	1.58%	1.73	%(g)	1.28%	1.73	%(g)
Portfolio turnover rate(h)	30.64%	7.06	%(f)	30.64%	7.06	%(f)	30.64%	7.06	%(f)

(a)	For the period from January 2, 2014, commencement of operations, to September 30, 2014.
(b)	For the period from November 18, 2013, commencement of operations, to September 30, 2014.
(c)	For the period from October 1, 2013, commencement of operations, to September 30, 2014.
(d)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(e)	Amount was less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I			Class II			Institutional Class
	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)		Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)		Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(b)
JOHCM Asia Ex-Japan Equity Fund
Net asset value, beginning of period	$10.13	$10.27		$10.13	$10.27		$10.13	$10.00

Income (loss) from operations:
Net investment income (loss)(c)	0.13	0.04		0.04	0.04		0.07	0.05
Net realized and unrealized gains (losses)	(0.33)	(0.18)		(0.27)	(0.18)		(0.27)	0.08

Total from investment operations	(0.20)	(0.14)		(0.23)	(0.14)		(0.20)	0.13

Less distributions paid:
From net investment income	(0.02)	—		(0.02)	—		(0.02)	—

Total distributions paid	(0.02)	—		(0.02)	—		(0.02)	—

Change in net asset value.	(0.22)	(0.14)		(0.25)	(0.14)		(0.22)	0.13

Net asset value, end of period	$9.91	$10.13		$9.88	$10.13		$9.91	$10.13

Total return(d)	(2.00%)	(1.36%)		(2.31%)	(1.36%)		(1.99%)	1.30%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$26,531	$296		$777	$296		$130,654	$43,127
Ratio of net expenses to average net assets	1.33%	1.39	%(e)	1.41%	1.54	%(e)	1.29%	1.29	%(e)
Ratio of net investment income (loss) to average net assets	1.25%	1.41	%(e)	0.39%	1.26	%(e)	0.65%	0.98	%(e)
Ratio of gross expenses to average net assets	1.41%	4.62	%(e)	1.51%	4.77	%(e)	1.39%	2.61	%(e)
Portfolio turnover rate(f)	140.09%	20.98	%(d)	140.09%	20.98	%(d)	140.09%	20.98	%(d)

(a)	For the period from June 26, 2014, commencement of operations, to September 30, 2014.
(b)	For the period from March 28, 2014, commencement of operations, to September 30, 2014.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I		Institutional Class
	Period Ended Sept. 30, 2015(a)		Period Ended Sept. 30, 2015(a)
JOHCM Emerging Markets Small Mid Cap Equity Fund
Net asset value, beginning of period	$10.00		$10.00

Income (loss) from operations:
Net investment income (loss)(b)	0.07		0.01
Net realized and unrealized gains (losses)	(0.16)		(0.10)

Total from investment operations	(0.09)		(0.09)

Change in net asset value	(0.09)		(0.09)

Net asset value, end of period	$9.91		$9.91

Total return(c)	(0.90%)		(0.90%)
Ratios/Supplemental data:
Net asset, end of period (000’s)	$106		$4,956
Ratio of net expenses to average net assets	1.63	%(d)	1.54	%(d)
Ratio of net investment income (loss) to average net assets	0.77	%(d)	0.14	%(d)
Ratio of gross expenses to average net assets	4.64	%(d)	4.61	%(d)
Portfolio turnover rate(e)	134.18	%(c)	134.18	%(c)

(a)	For the period from December 17, 2014, commencement of operations, to September 30, 2015.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I		Institutional Class
	Period Ended Sept. 30, 2015(a)		Period Ended Sept. 30, 2015(a)
JOHCM US Small Mid Cap Equity Fund
Net asset value, beginning of period	$10.00		$10.00

Income (loss) from operations:
Net investment income (loss)(b)	0.01		0.01
Net realized and unrealized gains (losses)	(0.25)		(0.25)

Total from investment operations	(0.24)		(0.24)

Change in net asset value	(0.24)		(0.24)

Net asset value, end of period	$9.76		$9.76

Total return(c)	(2.40%)		(2.40%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$10		$4,882
Ratio of net expenses to average net assets	0.99	%(d)	0.99	%(d)
Ratio of net investment income (loss) to average net assets	0.01	%(d)	0.01	%(d)
Ratio of gross expenses to average net assets	4.18	%(d)	4.17	%(d)
Portfolio turnover rate(e)	93.31	%(c)	93.31	%(c)

(a)	For the period from October 31, 2014, commencement of operations, to September 30, 2015.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

Investment Adviser

JO Hambro Capital Management Limited

Ryder Court, Ground Floor

14 Ryder Street

London SW1Y6QB, United Kingdom

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker

Chicago, IL 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

BHIL Distributors, Inc.

325 John H. McConnell Boulevard, Suite 150

Columbus, Ohio 43215

For Additional Information, call

866-260-9549 (toll free) or 312-557-5913

To Learn More

Several additional sources of information are available to you. The Statement of Additional

Investment Company Act #811-22538

Information (“SAI”), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Additional information about a Fund’s investments is available in the Funds’ annual and semi-annual report to shareholders. The Funds’ annual reports contain management’s discussion of market conditions and investment strategies that significantly affected a Fund’s investment return during its last fiscal year.

Call the Funds at 866-260-9549 (toll free) or 312-557-5913 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the Funds are open for business to request free copies of the SAI and the Funds’ annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries. You may also visit the Funds on the web at www.johcm.com to obtain free copies of the Funds’ SAI and annual and semi-annual reports. Or, write to the Funds at:

The JOHCM Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 202-551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.